Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefit, Beginning balance	$ 21,687,556	$ 19,688,166
Increase for prior year tax positions		(26,739)
Increase for current year tax positions	2,779,223	2,183,671
Settlements with taxing authorities		(157,542)
Unrecognized tax benefit, Ending balance	24,465,110	$ 21,687,556
Adjustment to prior year tax positions	$ (1,669)